Shareholder Report, Line Graph (Details) 194037_Innovator U.S. Small Cap 10 Buffer ETF - Quarterly_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 28, 2024	Oct. 31, 2025
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV
Accumulated Value	$ 10,407	$ 10,000	$ 11,530
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Total Return Index
Accumulated Value	10,769	10,000	$ 12,322
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000
Accumulated Value	$ 10,727	$ 10,000	$ 12,108